BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Sales Revenue by Similar Products (Details) - USD ($) $ in Millions	3 Months Ended						4 Months Ended		9 Months Ended		12 Months Ended
	Feb. 23, 2019	Dec. 01, 2018	Sep. 08, 2018	Feb. 24, 2018	Dec. 02, 2017	Sep. 09, 2017	Jun. 16, 2018	Jun. 17, 2017	Nov. 30, 2019	Dec. 01, 2018	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017
Concentration Risk [Line Items]
Net sales and other revenue	$ 14,016.6	$ 13,840.4	$ 14,024.1	$ 14,033.7	$ 13,599.2	$ 13,831.7	$ 18,653.4	$ 18,460.0	$ 47,018.3	$ 46,517.9	$ 60,534.5	$ 59,924.6	$ 59,678.2
Sales Revenue, Product Line | Product Concentration Risk
Concentration Risk [Line Items]
Net sales and other revenue									$ 47,018.3	$ 46,517.9
Percentage of total net sales and other revenue									100.00%	100.00%	100.00%	100.00%	100.00%
Non-Perishables
Concentration Risk [Line Items]
Net sales and other revenue											$ 26,371.8	$ 26,522.0	$ 26,699.2
Non-Perishables | Sales Revenue, Product Line | Product Concentration Risk
Concentration Risk [Line Items]
Net sales and other revenue									$ 20,362.4	$ 20,186.0
Percentage of total net sales and other revenue									43.30%	43.40%	43.60%	44.30%	44.70%
Perishables
Concentration Risk [Line Items]
Net sales and other revenue											$ 24,920.9	$ 24,583.7	$ 24,398.5
Perishables | Sales Revenue, Product Line | Product Concentration Risk
Concentration Risk [Line Items]
Net sales and other revenue									$ 19,347.7	$ 19,099.1
Percentage of total net sales and other revenue									41.10%	41.00%	41.20%	41.00%	40.90%
Pharmacy
Concentration Risk [Line Items]
Net sales and other revenue											$ 4,986.6	$ 5,002.6	$ 5,119.2
Pharmacy | Sales Revenue, Product Line | Product Concentration Risk
Concentration Risk [Line Items]
Net sales and other revenue									$ 3,958.2	$ 3,847.0
Percentage of total net sales and other revenue									8.40%	8.30%	8.20%	8.30%	8.60%
Fuel
Concentration Risk [Line Items]
Net sales and other revenue											$ 3,455.9	$ 3,104.6	$ 2,693.4
Fuel | Sales Revenue, Product Line | Product Concentration Risk
Concentration Risk [Line Items]
Net sales and other revenue									$ 2,664.0	$ 2,785.4
Percentage of total net sales and other revenue									5.70%	6.00%	5.70%	5.20%	4.50%
Other
Concentration Risk [Line Items]
Net sales and other revenue											$ 799.3	$ 711.7	$ 767.9
Other | Sales Revenue, Product Line | Product Concentration Risk
Concentration Risk [Line Items]
Net sales and other revenue									$ 686.0	$ 600.4
Percentage of total net sales and other revenue									1.50%	1.30%	1.30%	1.20%	1.30%